1540 BROADWAY    NEW YORK, NY    10036-4039    212.858.1000    F:212.858.1500

November 23, 2004

Babak Yaghmaie

Phone: 212.858.1228

byaghmaie@pillsburywinthrop.com

CORRESPONDENCE

VIA EDGAR AND FEDERAL EXPRESS

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Mail Stop 03-09

Washington, D.C. 20549

Attention: Song Brandon

Re:	MediciNova, Inc.
Amendment No. 1 to Registrations Statement on Form S-1
File Number 333-119433

Dear Ms. Brandon:

At the request of MediciNova, Inc. (the “Registrant”), we are submitting the following responses to the comments in your letter dated October 27, 2004 to Takashi Kiyoizumi, Chief Executive Officer of the Registrant (the “Comment Letter”). Courtesy copies of Amendment No. 1 to the Registration Statement on Form S-1 (the “Registration Statement”), marked to show changes from the Registration Statement as filed on September 30, 2004, are enclosed for the convenience of the staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”). Please note that the numbered items below correspond to the number of the corresponding comment set forth in the Comment Letter and references herein to page numbers are to page numbers of the marked copies of the Registration Statement unless the context suggests otherwise. Factual information contained herein is provided by the Registrant or the Underwriters, as applicable.

In accordance with 17 C.F.R. Section 200.83 (2003), we have provided a letter to the Staff and the Office of Freedom of Information and Privacy Act Operations requesting confidential treatment for certain portions of the Registrant’s responses set forth in this response letter (the “Specified Information”). Specifically, the portion of this response letter for which confidential treatment is requested is the Registrant’s response to comment #73 set forth herein. The Registrant has redacted the Specified Information from the letter filed via EDGAR and has included such information solely in paper copies of the letter submitted to the staff.

SEC Response Letter

November 23, 2004

In addition to marked copies of Amendment No. 1 to the Registration Statement, we have sent to your attention three courtesy copies of the following: (i) this letter containing the Specified Information set forth in brackets and bold typeface; and (ii) this letter as filed via EDGAR with the Specified Information redacted.

Form S-1

Comments Applicable to the Entire Prospectus

1. We note your statement in the exhibit list that you intend to apply for confidential treatment for certain of your exhibits. Please note that comments related to your request for confidential treatment will be delivered under separate cover. Please be advised that we will not be in a position to consider a request for acceleration of effectiveness of the registration statement until we resolve all issues concerning the confidential treatment request.

Response: The Registrant hereby acknowledges the Staff’s comment.

2. Please note that when you file a pre-effective amendment containing pricing-related information, we may have additional comments.

Response: The Registrant hereby acknowledges the Staff’s comment.

3. Please note that when you file a pre-effective amendment that includes your price range, it must be bona fide. We interpret this to mean that your range may not exceed $2 if you price below $20 and 10% if you price above $20.

Response: The Registrant acknowledges the Staff’s position with respect to inclusion of a bona fide price range.

4. Please provide us proofs of all graphic, visual or photographic information you will provide in the printed prospectus prior to its use, for example in a preliminary prospectus. Please note we may have comments regarding this material.

Response: The Registrant hereby submits with the hard copy of this response to the Comment Letter a paper copy and a diskette containing proofs of the Registrant’s logo. The Registrant’s logo is the only graphic, visual or photographic information that will be included in the form of prospectus included in the Registration Statement. The Registrant respectfully submits that, in keeping with local practice, it may use other graphic or visual information in its Japanese-language prospectus in connection with the distribution in the Japanese market.

5. Please note that where we provide examples to illustrate what we mean by our comments, they are examples and not complete lists. If our comments are applicable to portions of the filing

SEC Response Letter

November 23, 2004

that we have not cited as examples, please make the appropriate changes in accordance with our comments.

Response: The Registrant hereby acknowledges the Staff’s comment. If the Staff’s comments are applicable to portions of the Registration Statement not cited as examples, the Registrant has made the appropriate changes in accordance with such comments.

Table of Contents, page i

6. You should retain only the Table of Contents on this page. All other information should be disclosed after the Risk Factors section.

Response: The Registrant has revised page i of the Registration Statement to include only the Table of Contents. The previously included additional information is now disclosed on the back cover of the prospectus.

Prospectus Summary, page 1

7. As you have chosen to include a summary of your strategy, please revise to include a discussion of the risks and obstacles you must address in implementing this strategy.

Response: The Registrant has revised the discussion in the summary section of the Registration Statement on pages 2 and 3 to include a summary of the risks and obstacles attendant to the Registrant’s strategy. The Registrant has also revised the section in which such discussion is contained from “Risks Affecting Our Business” to “Risks Affecting Our Business and Strategy.”

Risks Affecting Our Business, page 2

8. Please revise this discussion so that it is in a bullet-point format.

Response: The Registrant has revised the referenced discussion on pages 2 and 3 to reflect the Staff’s comment.

Risk Factors, pages 7-22

9. Your risk factor section is 16 pages long and contains a lot of duplicative information. Please reduce it to eliminate overlapping or duplicative information. For example, please note the following:

•	It appears that the risks discussed in the 3rd, the 6th, the 7th, and the 11th risk factors overlap relating to your ability to develop and commercialize a therapeutic drug successfully. Please consider combining these risk factors to reduce the redundancy

Response: The Registrant has revised the disclosure in these risk factors on pages 8, 9, 10 and 11 to eliminate duplicative information.

SEC Response Letter

November 23, 2004

•	It appears the risks discussed in the 18th and 19th risk factors discuss similar issues related to your reliance on third parties to manufacture your products. Please consider combining these risk factors to reduce the redundancy.

Response: The Registrant respectfully submits that the risk factors discussed in these two sections are sufficiently distinct to merit separate discussion. As you will note, the former risk factor is focused on risks emanating from the Registrant’s reliance on third parties for its manufacturing needs. The latter risk factor is focused on the risks attendant to larger-scale, commercial manufacture of the Registrant’s product candidates. Therefore, the Registrant believes that disclosing these risks separately will enhance the investors’ ability to appreciate the distinct risks attendant to the Registrant’s manufacturing needs.

•	It appears that the risks discussed in the 22nd, 23rd and 24th risk factors discuss similar issues and risks related to protecting your proprietary risks. Please consider combining these risk factors to reduce the redundancy.

Response: The Registrant has revised the disclosure in these risk factors on pages 16 and 17 to eliminate duplicative information.

•	It appears the risks discussed in the 23rd and the 27th risk factors discuss similar risks related to your ability to obtain and maintain your patent protection and other proprietary [rights]. Please consider combining these risk factors to reduce the redundancy.

Response: The Registrant has revised the disclosure in these risk factors on page 16 to eliminate duplicative information.

•	It appears the risks discussed in the 25th and 26th risk factors discuss similar risks related to litigation involving [the Registrant’s] proprietary [rights] or the proprietary rights of others. Please consider combining these risk factors to reduce the redundancy.

Response: The Registrant has revised the disclosure in these risk factors on page 17 to eliminate any duplicative information.

“Unless we are able to generate sufficient product revenue, we will continue. . . .,” page 7

10. We note your disclosure that you received revenue from the performance of “development management services.” Please describe what development management services you performed.

Response: The Registrant has revised the disclosure that revenues have been received from the performance of “development management services” to more thoroughly describe such services. The revision is reflected on page 8.

SEC Response Letter

November 23, 2004

11. In addition, please identify to whom you provided these services to, and whether you expect to continue to provide such management services.

Response: The Registrant has revised the risk factor regarding development management services to identify the parties to whom the Registrant provides such services and to disclose that the Registrant expects to continue to provide such management services. The revision is reflected on page 8.

“If we fail to develop and commercialize a therapeutic drug successfully, we . . . .,” page 7

12. Please revise your risk factor heading to disclose that you have no products available for commercial sale.

Response: In response to the Staff’s comment no. 9, this particular risk factor has been eliminated. However, the Registrant has revised its disclosure on page 9 as suggested by the Staff.

“The loss of any rights to develop and market any of our product candidates . . . .,” page 7

13. Please identify the parties that you currently maintain any material license agreements with as well as the product candidates that you have licensed.

Response: The Registrant has revised the risk factor to identify the parties with whom the Registrant currently maintains material license agreements and has identified the product candidate licensed under each such agreement. The revision is reflected on page 8.

“If we fail to identify and license or acquire product candidates, we will not be .. . .,” page 8

14. Please revise your risk factor to disclose that you may not have the necessary funds or resources to complete acquisitions, and that if you are able to do acquisitions that you may not successfully integrate the acquired company or technology with your own. You should also highlight your lack of experience in identifying and completing acquisitions.

Response: The Registrant has revised the risk factor to disclose that the Registrant may not have the requisite capital resources to consummate product candidate acquisitions and that any product acquisitions that the Registrant does complete may involve difficulties in integrating such acquisitions into its operations, as well as several other attendant risks. In addition, the Registrant has revised the risk factor to disclose that the Registrant has a limited history identifying, negotiating and implementing product candidate acquisitions or licenses. The revision is reflected on page 10.

“If we fail to obtain the capital necessary to fund our operations, we will be . . . .,” page 9

15. Please divide this risk factor into two risk factors: one addressing the consequences of not obtaining sufficient capital and the other addressing the negative consequences of obtaining

SEC Response Letter

November 23, 2004

capital, such as dilution. It may be appropriate to combine the second risk factor with “If we raise additional capital in the future, your ownership in us could be diluted” on page 19.

Response: The Registrant has divided the risk factor into two risk factors, one to address the consequences of not obtaining sufficient capital and the other addressing the negative consequences of obtaining capital. The Registrant has combined risk factors as appropriate. The revision is reflected on page 11.

16. If you do not raise the anticipated offering amount, please indicate how long you could continue to run your operations. We note you have provided for this disclosure in your Liquidity and Capital Resources discussion.

Response: The Registrant has revised the Registration Statement to disclose that the Registrant believes that its existing cash and investments, excluding the proceeds from this offering, will be sufficient to meet its projected operating requirements through at least December 31, 2005. The revision is reflected on page 11.

“We will depend on strategic collaborations with third parties to develop and . .,” page 10

17. Based on our reading of this risk factor and your Business section, it is unclear whether you have entered into any strategic collaboration with third parties to develop and commercialize any of your product candidates. Please revise your disclosure to clarify whether you have or have not. If you have not, please also indicate when you anticipate you would enter into such arrangements.

Response: The Registrant has revised the Registration Statement to clarify that, to date, it has not entered into any collaborative arrangements with any third-party partners and does not intend to do so until the completion of further clinical trials. The revision is reflected on page 11.

“We rely on third parties to conduct our clinical trials and perform data . . . .,” page 10

18. Please identify the third parties you rely on to conduct your clinical trials and perform data collection and analysis. Please also describe the material terms of any agreements you have with such entities in the Business section of your document. You should also file the agreements as exhibits.

Response: The Registrant has revised the risk factor to identify the third parties upon which it relies to conduct its clinical trials and perform data collection and analysis. The revision is reflected on page 12. The Registrant respectfully submits that it believes that its agreements with third parties relating to the conduct of its clinical trials are not “material contracts” under Item 601(b)(10) of Regulation S-K. These agreements are entered into in the ordinary course of business and the Registrant does not believe that its business is substantially dependent on them. The Registrant believes that the services performed under these agreements by these third parties are readily available and can be

SEC Response Letter

November 23, 2004

obtained from numerous other organizations. The Registrant is aware of its obligations under Item 601(b)(10) of Regulation S-K to file all material agreements as exhibits to the Registration Statement and does not believe that these agreements constitute material agreements within the definition of Item 601(b)(10) of Regulation S-K.

19. Please indicate if any of the factors you have described in this risk factor have delayed, suspended or terminated any of your clinical trials. If so, please briefly describe the specific circumstances and how they impacted the [Registrant].

Response: The Registrant, to date, has not experienced any delays, suspensions or terminations due to the factors enumerated in this risk factor. Accordingly, the Registrant respectfully submits that no further disclosure in this regard is necessary.

“If we are unable to attract, retain and motivate key management and scientific. . . .,” page 11

20. Since most companies rely on their key personnel, clearly explain how this specific risk factor applies to your company. For example, identify the key personnel upon whom you are dependent and how you would be adversely affected if one or more of them left.

Response: The Registrant has revised the risk factor to explain specifically how the Registrant is dependent upon the continued services of certain key personnel and how the Registrant would be adversely affected if one or more such key personnel were to leave the Registrant. The revision is reflected on page 13.

21. To the extent that you have experienced problems attracting and retaining key personnel in the recent past, please revise to describe these problems. Additionally, if any key employee has plans to retire or leave your company in the near future, please revise the discussion to disclose this information.

Response: The Registrant respectfully submits that it has not experienced any such problems to date and since it is not aware of any pending employee departures, no further revision of its disclosure is necessary.

22. In addition, please discuss any aspects of your business that make you less attractive than other companies to potential employees.

Response: The Registrant has revised the risk factor to disclose some of the risks that could impair its ability to attract and retain quality personnel. The revision is reflected on page 13.

“We may not be able to continue to exploit the services of outside scientific . . . .,” page 12

23. Describe briefly the rights that your outside and clinical advisors have to publish data and information.

SEC Response Letter

November 23, 2004

Response: The Registrant has revised its disclosure on page 14 as suggested by the Staff.

“We will need to increase the size of our organization, and we may encounter . . . .” page 12

24. To the extent you can, please quantify the extent of your growth and expansion and the time period to which you refer in this risk factor.

Response: The Registrant has revised its disclosure on page 14 as suggested by the Staff to discuss in greater specificity the areas in which the Registrant intends to hire additional personnel and grow. The Registrant respectfully submits that the scope and timing of these hires is highly uncertain and is entirely dependent on the success of its product development programs and, therefore, the Registrant is not in a position to quantify its growth plan.

“Relying on third party manufacturers may result in delays in our clinical trials . . . .,” page 13

25. Please indicate if these parties currently meet your manufacturing requirements.

Response: The Registrant has revised the risk factor to state that its manufacturers are meeting the Registrant’s current manufacturing requirements. The revision is reflected on page 15.

“Materials necessary to manufacture our products may not be available on . . . .,” page 13

26. Please identify the suppliers that you or your manufactures substantially rely on for the production of the compounds you need for preclinical and clinical purposes. To the extent you have any formal agreements with them, please provide the material terms of the agreements and file the agreements as exhibits to your document. If you do not have any long term agreements, please disclose this information and disclose when any short-term supply agreements expire.

Response: The Registrant has revised its disclosure on page 15 to address the Staff’s comment.

27. If difficulties in obtaining needed supplies has ever caused a material delay or disruption to your business, please discuss.

Response: The Registrant respectfully submits that it has not experienced any material delays or disruption in obtaining materials for its product candidates and, therefore, believes that no further disclosure in this regard is necessary.

“Our success depends upon our ability to protect our intellectual property . . . .,” page 14

28. Please describe your patents for any key products and the expiration date of such patents. In your Business section, provide an expanded discussion to include the number of

SEC Response Letter

November 23, 2004

patents	you have, the number of patent applications you have filed as well as the number of patents licensed to you.

Response: The Registrant has revised its disclosure on pages 16 and 50 through 52 as suggested by the Staff.

29. In addition, with respect to patents you obtained from third parties, please disclose who has the obligations to take necessary actions to protect patents under your license agreements. If you do not have the obligation to take action, do you have the right to take necessary actions if the other party does not?

Response: The Registrant has revised the risk factor to disclose who has the obligation and/or right to take action to protect the patents under the Registrant’s license agreements. The revision is reflected on page 16.

“Confidentiality agreements with employees and others may not adequately . . . ..,” page 15

30. If your business has been materially and adversely affected by the disclosure of proprietary information, please discuss the situation and its consequences.

Response: The Registrant respectfully submits that it has not experienced any such issues to date and, therefore, no further revision to its disclosure is necessary.

“If our competitors develop and market products that are more effective than . . . .,” page 17

31. If you are aware of any specific competition, products in development or new products that your competitors provide or will soon provide, disclose these competitive threats and the potential impact of these products or product introductions on your business. Also, you should consider naming your most relevant competitors whose business activities could have a material adverse effect on your prospects or business going forward. If there are too many competitors to name, please disclose the approximate number of competitors in your target markets.

Response: The Registrant has revised its disclosure on page 18 of the Risk Factors section and page 56 of the Business section to address the Staff’s comment.

“Rapid technological change could make our products obsolete,” page 17

“Health care reform measures could adversely affect our business,” page 18

“We will incur increased costs as a result of recently enacted and proposed . . . .,” page 20

32. As currently written, these risk factors could apply to any issuer or offering. See Item 503(c) of Regulation S-K. While we understand that the risks you describe in this subsection are risks the company encounters because it is in the drug development business, you should state how this risk relates specifically to your company.

SEC Response Letter

November 23, 2004

Response: The Registrant has revised its disclosure on pages 18, 19, 21 and 22 as suggested by the Staff.

“Consumers may sue us for product liability, which could result in substantial . . . .,” page 17

33. Please disclose the amount of your insurance coverage, or in the alternative, please indicate if you believe such coverage amount is reasonably adequate to insulate you from potential product liability claims.

Response: The Registrant has revised its disclosure on page 18 as suggested by the Staff.

“If our stockholders sell substantial amounts of our common stock after this . . . .,” page 20

34. Please disclose the number of shares that are subject to lock-up agreements.

Response: The Registrant has revised the risk factor to disclose the number of shares subject to lock-up agreements. The revision is reflected on page 21.

35. In addition, please revise to include information about the registration rights agreement described on page 64 pursuant to which additional shares of common stock could be registered for resale by shareholders.

Response: The Registrant has revised the risk factor to disclose that such registration rights agreement includes: (i) demand rights, which obligate the Registrant to use its best efforts to file a registration statement with the Commission; (ii) rights to require the Registrant to register shares on Form S-3; and (iii) “piggy back” rights on all other registrations of the Registrant’s. The revision is reflected on page 21.

“As a new investor, you will experience immediate and substantial dilution in . . . .,” page 20

36. Please revise this risk factor to explain that investors who purchase shares will:

•	Pay a price per share that substantially exceeds the value of your assets after subtracting its liabilities; and

•	Contribute % of the total amount to fund the company but will own only % of the outstanding share capital and % of the voting rights.

Response: The Registrant has revised the risk factor to disclose that investors will pay a price per share that substantially exceeds the net tangible book value per share of the investors’ shares. The Registrant has also revised the risk factor to disclose, subject to the finalization of the offering information to be provided, the percentage of contribution

SEC Response Letter

November 23, 2004

versus percentages of ownership of share capital and voting rights. The revision is reflected on page 21.

“We have never paid dividends on our capital stock, and we do not . . . .,” page 22

37. Please be advised that so far as the risk to investors is concerned, this risk states that you will not pay dividends, which is not a risk by itself to investors. Clearly state that readers should not rely on an investment in your company if they require dividend income and an income to them would only come from any rise in the market price of your stock, which is uncertain and unpredictable.

Response: The Registrant has revised the risk factor to clearly state that readers should not invest in the Registrant if they require dividend income. The risk factor currently states that capital appreciation, if any, of the Registrant’s common stock will be the sole source of gain for the foreseeable future. The revision is reflected on page 23.

Information Regarding Forward-Looking Statements, page 23

38. We note your statement that [with respect to] the information derived from third party sources, [you] “do not guarantee the accuracy or completeness of the information” and that you have “not verified independently the data and make no representation as to the accuracy of the data.” It is not appropriate to disclaim liability for statements included in your registration statement. Please revise to delete this language.

Response: The Registrant has revised the Registration Statement to delete the language disclaiming liability for information derived from third parties included in the Registration Statement.

Use of Proceeds, page 24

39. Please disclose the approximate amount and timing of the proceeds you plan to use for the purposes you list in this section, including how much you anticipate spending of each of your leading product candidates. Please also indicate where in the drug development process you expect to be after the expenditure of these proceeds.

Response: The Registrant has revised its disclosure on page 25 as suggested by the Staff.

40. Please disclose more specific information as to the use of working capital. For example, will you acquire new product candidates, or expand your facilities?

Response: The Registrant has revised its disclosure on page 25 as suggested by the Staff.

SEC Response Letter

November 23, 2004

Management’s Discussion and Analysis of Financial Condition, Page 28

Research and Development Expense, page 28

41. Please refer to the Division of Corporation Finance “Current Issues and Rulemaking Projects Quarterly Update” under section VIII – Industry Specific Issues – Accounting and Disclosure by Companies Engaged in Research and Development Activities. You can find it at the following website address: http://www.sec.gov/divisions/corpfin/cfcrq032001.htm.

Please disclose the following information for each of your major research and development projects:

•	The costs incurred during each period presented and to date on the project;

•	The nature, timing and estimated costs of the efforts necessary to complete the project;

•	The anticipated completion dates;

•	The risks and uncertainties associated with completing development on schedule, and the consequences to operations, financial position and liquidity if the project is not completed timely; and finally

•	The period in which material net cash inflows from significant projects are expected to commence.

To the extent that information requested above is not known or estimable, disclose that fact and the reason why it is not known.

Response: The Registrant has revised its disclosure on pages 30 and 31 as suggested by the Staff.

42. We note your disclosure that the only revenues you have generated to date have been from a development management contract. Please identify the party with whom you have this contract, and disclose whether you expect this revenue source to continue for the next 12-18 months, and your reason for this expectation.

Response: The Registrant has revised its disclosure on page 30 as suggested by the Staff.

Critical Accounting Policies and Estimates

43. It appears accruals for external services and contract research organization costs provided by others on your behalf would require significant estimates/judgments. Refer to Note 1 (Research and Development expenses) on page F-9. Please consider revising your critical accounting estimate and consider the following factors in your discussion:

•	How the company arrived at the estimate

•	How accurate the estimate/assumption has been in the past

SEC Response Letter

November 23, 2004

•	How much the estimate/assumption is reasonably likely to change in the future

Response: The Registrant has revised its disclosure on pages 31 and 32 as suggested by the Staff.

Results of Operations, pages 30-31

Comparison of the Six Months Ended June 30, 2004 and 2003

44. When more than one reason is responsible for a fluctuation, you should quantify each of the factors causing the change. In this regard, you note several reasons for your increase in research and development expenses from 2003 to 2004 (i.e. external costs related to licensing, increased Phase I clinical study costs and increased pre-clinical development costs, etc.) and several reasons for your increase in general and administrative expenses (i.e. legal, other professional fees and personnel costs, etc.) Please quantify the effects of each factor on the increases and decreases in a line item being discussed. Revise throughout Management’s Discussion and Analysis for all periods presented.

Response: The Registrant has revised its disclosure on page 33 and elsewhere as suggested by the Staff.

Liquidity and Capital Resources

45. In accordance with SEC Release No. 33-818[2], please provide a table of contractual obligations. The table should disclose the amounts of payments due under specified contractual obligations, aggregated by category of contractual obligation, for specified time periods. Please consider all contractual obligations, including upfront and milestone payments and royalties discussed in Note 5 on page F-14.

Response: The Registrant has revised its disclosure on pages 35 and 36 as suggested by the Staff.

Comparison of the Years Ended December 31, 2003, 2002 and 2001, page 31

Research and Development, page 31

46. Please explain what your store-operated calcium channel program is. In addition, please explain why you reduced the scope of the store-operated calcium channel program in 2003? Please also indicate if you intend to further reduce your activities in this program, and the reasons for your decision.

Response: The Registrant has revised its disclosure on pages 30 and 33 as suggested by the Staff.

SEC Response Letter

November 23, 2004

Business, page 33

47. Throughout this section, you reference several industry sources and various statistics and other figures. Please provide us with any copies of all sources cited. Please note that copies delivered should be marked to highlight the relevant information.

Response: The Registrant has included as Schedule A to the hard copy of this response letter a supplemental copy of industry sources cited throughout the Business section and has marked such sources to highlight the relevant information.

48. To the extent applicable, please include information about compliance with environmental laws, as required by Item 101(c)(1)(xii) of Regulation S-K. Additionally, if you are subject to any environmental laws, please consider adding a risk factor discussing the risks and consequences of activities dealing with any environmentally hazardous materials. If you are not subject to any environmental laws, please briefly explain to us why you are not subject to such laws.

Response: The Registrant respectfully submits that, due to its business strategy of engaging third parties to manufacture its drug candidates, provide clinical testing of such candidates and, when approved for commercial sale, to commercially manufacture, package and deliver such approved drugs, the Registrant does not have any direct responsibility for the discharge of materials into the environment or otherwise relating to the protection of the environment in a way that effects the Registrant’s capital expenditures, earnings or competitive position.

Strategic Core Programs, page 36

MN-221 for Premature Labor, page 36

49. We note your disclosure that “[p]re-clinical pharmacology studies conduct by Kissei Pharmaceutical have shown that MN-221 effectively suppresses spontaneous or drug induced uterine contractions.” Please revise to state whether these results are statistically significant and also state that further testing may fail to confirm the results of the studies. In addition, please make similar revisions for your other products when you provide similar pre-clinical testing results.

Response: The Registrant hereby supplementally confirms that the results of the pre-clinical studies referenced were statistically significant. The Registrant, however, respectfully submits that, although the inclusion of such disclosure in the Registration Statement would be accurate, the Registrant would prefer not to do so because the Registrant believes that such disclosure with respect to pre-clinical studies may cause investors to place undue significance upon such disclosure and incorrectly infer that a study characterized as statistically significant may evidence or otherwise indicate safety or efficacy in clinical trials involving the use of the product candidates in humans.

SEC Response Letter

November 23, 2004

MN-001, page 37

50. In the first paragraph of this section, you make several claims relating to the efficacy of your MN-001 and MN-002 products. Please briefly describe the studies on which these statements are based. If the studies did not involve human subjects, state what the subjects were. We may have further comments.

Response: The Registrant has revised its disclosure on page 42 as suggested by the Staff.

MN-029, page 37

51. In this section, you make several claims relating to your MN-029 product. Please briefly describe the studies on which these statements are based. If the studies did not involve human subjects, state what the subjects were. We may have further comments.

Response: The Registrant has revised its disclosure on page 42 as suggested by the Staff.

MN-001, page 38

52. In the first paragraph of this section, you make several claims relating to the efficacy of your MN-001 product. Please briefly describe the studies on which these statements are based.

Response: The Registrant has revised its disclosure on pages 43 and 44 as suggested by the Staff.

MN-305, page 39

53. Please disclose, if true, that you did not perform any study on the reduction of anxiety symptoms that were not treated with your MN-305.

Response: The Registrant has revised its disclosure on pages 44 and 45 as suggested by the Staff.

Store-Operated Calcium Channel Antagonist Discovery Program, page 39

54. Please identify the “recent studies” that support the idea that SOCCs may be responsible for the calcium influx during T-cell activation as well as the “recent studies” that suggests a blockade of SOCCs can slow the proliferation of cancer cells. In addition, please provide us with copies of these sources marked to show where the statements supporting your claims are provided for.

Response: The Registrant has revised the Registration Statement to reference the recent studies relating to SOCCs and has supplementally included with the hard copy of this response letter copies of such sources, marked to highlight the relevant information. The revision is reflected on page 46.

SEC Response Letter

November 23, 2004

License and Master Services Agreements, page 40

55. Please disclose the term of each of the agreements discussed in this section. In addition, please disclose when the licensed patent for each of your licensing agreements expires.

Response: The Registrant has revised its disclosure on pages 46 through 50 as suggested by the Staff.

56. In addition, for each of the license agreements, please also disclose any payments received/made to date; additional aggregate potential payments; and any revenue sharing arrangements. Please note that aggregate licensing and aggregate milestone payments should also be disclosed and quantified.

Response: The Registrant respectfully submits that it has filed a Confidential Treatment Request with the Commission with respect to these items.

Manufacturing, page 42

57. Please tell us what your arrangement is with each of the manufacturers discussed in this section, including the rights and responsibilities of each party. In addition, you should disclose the term of the agreement and any purchase commitments, if applicable. In the alternative, please give us a detailed explanation of the reasons you do not believe any of your arrangements with your current manufacturers are material to you.

Response: The Registrant respectfully submits that it believes that its agreements with the third-party manufacturers relating to the manufacture of bulk compounds are not “material contracts” under Item 601(b)(10) of Regulation S-K. These agreements are entered into in the ordinary course of business and the Registrant does not believe that its business is substantially dependent on them. The Registrant believes that the services performed under these agreements by these third parties are readily available and can be obtained from numerous other organizations. The Registrant is aware of its obligations under Item 601(b)(10) of Regulation S-K to file all material agreements as exhibits to the Registration Statement and does not believe that these agreements constitute material agreements within the definition of Item 601(b)(10) of Regulation S-K.

Competition, page 47

58. Please expand the discussion to include the development of emerging technologies or products that may compete with you and the current state of development of these technologies or products.

Response: The Registrant has revised its disclosure on page 56 as suggested by the Staff.

SEC Response Letter

November 23, 2004

Employees, Page 48

59. Please disclose the number of part-time employees you have, if any.

Response: The Registrant has revised the Registration Statement to disclose that, as of September 30, 2004, the Registrant had four part-time employees. This revision is reflected on page 57.

Facilities, page 48

60. Please disclose the amount of your annual lease payments and when the lease agreement expires. You should also file the lease agreement as an exhibit to your registration statement.

Response: The Registrant has revised the Registration Statement to disclose the amount of the annual lease payments and the expirations of the lease. In addition, the lease agreement has been added as an exhibit to the Registration Statement. This revision is reflected on page 57.

Management, page 49

61. Please note that Item 401 of Regulation S-K requires a brief description of the business experience of your officers and directors during each of the last five years. Please revise this section to include the applicable dates for Richard E. Gammans, Mark Lotz, and Daniel Vapnek.

Response: Pursuant to Item 401 of Regulation S-K, the Registrant has revised the Registration Statement to more thoroughly describe the business experience of each of Dr. Gammans, Mr. Lotz and Dr. Vapnek during the last five years. This revision is reflected on pages 58 through 60.

Employment Agreements and Change in Control Arrangements, page 56

62.	Please revise your disclosure to include the following to the extent applicable:

•	Does Dr. Kiyoizumi’s employment agreement have a renewable term beyond the initial period?

Response: The Registrant has revised the Registration Statement to disclose that Dr. Kiyoizumi’s employment agreement may be extended for an additional three-year term upon written agreement between Dr. Kiyoizumi and the Registrant. This revision is reflected on page 66.

•	Are the annual salaries of each of the executive officers described in this section determined annually by the board?

Response: The Registrant has revised the Registration Statement to disclose the salary review process for each of the executive officers described therein. This revision is reflected on pages 66 through 69.

SEC Response Letter

November 23, 2004

•	Briefly describe any restrictive covenants including the non-disclosure and non-competition obligations contained in each of the employment agreements described in this section.

Response: The Registrant has revised the Registration Statement to disclose any restrictive covenants contained in each of the employment agreements described therein. This revision is reflected on pages 67 through 69.

Related-Party Transactions, page 59

63. Please state whether each transaction described in this section was on terms as favorable as could have been obtained through unrelated parties.

Response: The Registrant has revised its disclosure on page 70 as suggested by the Staff.

64. Please revise your Management section to provide the material terms of the consulting agreement you have with Dr. Iwaki. In addition, you should file the agreement as an exhibit to your registration statement.

Response: The Registrant has revised its disclosure on page 70 as suggested by the Staff and has filed the referenced agreement as an exhibit to its Registration Statement.

Principal Stockholders, Page 61

65.	Please provide the full name(s) of the natural persons having voting, dispositive or investment powers over the shares held by each of your stockholders owning more than 5% of your common stock.

Response: The Registrant has revised the Registration Statement to provide the names of the natural persons having voting and investment power over the shares held by each stockholder owning more than 5% of the Registrant’s common stock. The revision is reflected on page 73.

Description of Capital Stock, page 63

Common Stock, page 63

66. Please state the expiration date of the options, and state whether the expiration date may be extended and, if so, how long.

Response: The Registrant has revised its disclosure on pages 75 as suggested by the Staff.

SEC Response Letter

November 23, 2004

Warrants, page 64

67. Please state the expiration date of the warrants, and state whether the expiration date may be extended and, if so, how. Please also clarify whether the warrants are callable and, if so, how and when you could call the warrants.

Response: The Registrant has revised its disclosure on page 76 as suggested by the Staff.

Underwriting, page 75

68. Please indicate if your underwriters have arrangements with a third party to host or access your preliminary prospectus on the Internet. If so, identify the party and provide the address of the website. Please also describe the material terms of the agreement and provide us with a copy of any written agreement. You should also provide us with copies of all information concerning your company or the offering that appears on the third party web site. We may have further comments.

Response: The Registrant expects Daiwa Securities SMBC to act as managing underwriter and to conduct an initial distribution of the registered shares in the Japanese market. Daiwa Securities SMBC has advised the Registrant that no part of the initial distribution will be made in the United States, no U.S. broker-dealer will be part of the underwriting syndicate and, accordingly, no review of the underwriting arrangements by the U.S. National Association of Securities Dealers, Inc. will be sought. The Registrant is filing a registration statement with the Kanto Local Finance Bureau in Japan and expects the initial distribution to be conducted using the Japanese-language prospectus included in such registration statement. Daiwa Securities SMBC has informed the Registrant that it does not expect to appoint a third party to provide Internet hosting of the Japanese prospectus. There will be no third party hosting of the form of English preliminary prospectus included in the Registrant’s registration statement on Form S-1.

69. If the lead underwriters or other members of the syndicate may deliver a prospectus electronically or otherwise offer and/or sell securities electronically, please tell us the procedures they will use and how they intend to comply with the requirements of Section 5 of the Securities Act of 1933, particularly with regard to how offers and final confirmations will be made and how and when purchasers will fund their purchases. Provide us copies of all electronic communications including the proposed web pages.

Response: As described in our response to Comment No. 68, the initial distribution will be conducted in the Japanese market. Daiwa Securities SMBC has informed the Registrant that it and other prospective members of the Japanese underwriting syndicate may utilize electronic delivery of the Japanese-language prospectus in keeping with local

SEC Response Letter

November 23, 2004

practice. Generally, this means that electronic delivery will only be made to potential investors that have consented to the use of such methods. No electronic delivery of a form of English-language preliminary prospectus is planned.

70. Also tell us and briefly disclose in the prospectus whether you intend to use any forms of prospectus other than print, such as CD-ROMs, videos, etc. and provide all such prospectuses for our examination. Please refer to SEC Releases No. 33-7233 and No. 33-7289. We may have additional comments.

Response: As described in our response to Comment No. 68, there will be no initial distribution in the United States. The Registrant is not preparing any forms of English prospectus other than the form of prospectus included in the registration statement on Form S-1. In Japan, the Registrant will only prepare the prospectus included in the Japanese registration statement.

71. If you intend to do a directed share offering, please provide us with any material you intend to sell to potential purchasers such as a “friends and family” letter. Tell us when you intend to send them to these potential purchasers. Tell us whether the sale will be handled by you directly or by the underwriting syndicate. Tell us the procedures you or the underwriter will employ in making the offering and how you will assure that this offer will meet the requirements of Section 5 of the Securities Act and Rule 134. We may have further comments.

Response: The Registrant respectfully informs the Staff that no directed share offering will be made.

Financial Statements and Related Footnotes

72. Please note that in your first form 10-K the auditors’ report should cover the period from inception through the most recent fiscal year completed. Refer to SFAS 7.

Response: The Registrant’s auditors have acknowledged that their report on the Registrant’s financial statements to be included in the Registrant’s first annual report on Form 10-K will cover the period from inception through the most recent fiscal year completed.

SEC Response Letter

November 23, 2004

73. Please provide an analysis of how you determined the fair value of your stock compensation in 2004 and how you determined the amount to record for your deemed dividend to be recorded in the third quarter of 2004.

Response:

CONFIDENTIAL TREATMENT REQUEST BY MEDICINOVA, INC.

MEDI 001 & MEDI 002

SEC Response Letter

November 23, 2004

74. Please revise the face of the Statements of Operations to specifically state what line items “Stock-based compensation related to founders’ warrants” relate (i.e. research and development, general and administrative, etc.). Also, revise the related disclosures throughout the document.

Response: The Registrant has revised the face of the Statements of Operations to specifically state that founders’ warrants relate solely to general and administrative expenses. Since the warrant issuances related only to the president of the Registrant and the chairman of the Registrant’s board of directors, the Registrant has classified these issuances as general and administrative expenses. The Registrant has combined the line items titled “Amortization of employee stock-based compensation: General and administrative” and “Stock-based compensation related to founders’ warrants” since both were accounted for under APB 25 and both relate to general and administrative expenses. In addition, the Registrant had revised the related disclosures throughout the document.

Note 1. The Company, Basis of Presentation and Summary of Significant Accounting Policies

75. Please disclose the [Registrant’s] revenue recognition policy.

Response: The Registrant has revised the Registration Statement to disclose its revenue recognition policy. The revision is reflected on page F-9.

Note 6. Stockholders’ Equity, page F-15

Founders’ Common Stock and Warrants

76. Please disclose what event(s) triggered the anti-dilution provision adjustment of the common stock warrants up to 3,650,000 shares of common stock. Also, please disclose what factors were considered when determining the fair value of the underlying shares of common stock.

Response: The Registrant has revised the Registration Statement to disclose the events which triggered the anti-dilution adjustments to the founders’ warrants. In addition, the Registrant believes it has already disclosed the factors that were considered when determining the fair value of the underlying shares of common stock in the last sentence of the first paragraph on page F-17, which reads as follows: “Based on the [Registrant’s] early stage of development, its limited resources, and the preferences of the preferred stock, the [Registrant] believes that the fair value of the underlying shares of common stock did not exceed the exercise price of the warrants at December 31, 2003,” and also in the second sentence in the second paragraph on page F-17, which reads as follows: “Based on subsequent financing activities and the initial public offering price contemplated by this prospectus, the [Registrant] believes that the estimated fair value of the 7,323,000 shares exceeds the $0.10 exercise price of the warrants and, as a result,

SEC Response Letter

November 23, 2004

recorded stock-based compensation in general and administrative expense in the amount of $19,405,950.”

Other Warrants

77. Please disclose to whom the other warrants were issued to as compensation for fundraising efforts. Also, please clarify if any compensation was recorded and if not, supplementally tell us why management felt it was appropriate not to recognize any compensation expense related to the warrants.

Response: The Registrant has revised the Registration Statement to disclose to whom warrants were issued as compensation for fundraising efforts. In addition, The Registrant has added disclosure to clarify the valuation and accounting treatment of such warrant issuance. The revision is reflected on page F-17.

Item 15. Recent Sales of Unregistered Securities, page II-2

78. Please revise to identify all of the investors in the unregistered offering you describe in paragraph one of this section.

Response: Pursuant to Item 701(b) of Regulation S-K, the Registrant has revised Item 15 of Part II of the Registration Statement to identify the class of persons to whom securities were sold in each of the unregistered offerings described in paragraph one of Item 15. The revision is reflected on page II-2.

Exhibits

79. Please file your remaining exhibits, including the legal opinion with your next amendment or as soon as it becomes available as we will review it prior to granting effectiveness of the registration statement.

Response: The Registrant has filed additional exhibits to the Registration Statement, as indicated on page II-3. The legal opinion of the Registrant’s counsel will be filed as soon as it becomes available.

80. Please revise the footnote about your confidential treatment request to state that portions of the exhibits have been omitted pursuant to a confidential treatment request and that this information has been filed separately with the Commission.

Response: The Registrant has revised the exhibit footnote regarding its confidential treatment request to state that portions of the applicable exhibits have been omitted pursuant to a Confidential Treatment Request and that the omitted information has been filed separately with the Commission.

SEC Response Letter

November 23, 2004

If you have any questions, please do not hesitate to call me at (212) 858-1228.

Very truly yours,

/s/ Babak Yaghmaie

Babak Yaghmaie

cc:	Takashi Kiyoizumi, M.D., Ph.D.

David R. Snyder, Esq.

James E. Basta, Esq.

Alan G. Cannon, Esq.